Net gain or loss on financial assets at FVTOCI and AFS financial assets (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of gains losses recognised in profit or loss available-for-sale securities [Abstract]
Details of Gains (Losses) on financial assets at fair value through other comprehensive income and available-for-sale financial assets

Details of net gain or loss on financial assets at FVTOCI and AFS financial assets recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2017	2018	2019
Gain on redemption of securities	47	53	15
Gain on transaction of securities	223,961	1,994	11,000
Impairment loss on securities	(31,300)	—	—

Total	192,708	2,047	11,015